Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	Apr. 18, 2008	Jun. 07, 2004	May 20, 2004	May 07, 2004
Statement of Stockholders' Equity [Abstract]
Common stock, price per share	$ 0.90	$ 10.00	$ 1.00	$ 0.01